Retirement Plans and Other Retiree Benefits - Fair Values of Pension Plan Assets by Asset Category (Parenthetical) (Detail)							12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Long Duration Bonds [Member] Minimum [Member] Fixed Income Securities [Member]	Dec. 31, 2012 Long Duration Bonds [Member] Minimum [Member] Fixed Income Securities [Member]	Dec. 31, 2013 Long Duration Bonds [Member] Maximum [Member] Fixed Income Securities [Member]	Dec. 31, 2012 Long Duration Bonds [Member] Maximum [Member] Fixed Income Securities [Member]	Dec. 31, 2013 Short Duration Bonds [Member] Fixed Income Securities [Member]	Dec. 31, 2013 High Yield Bonds [Member] Minimum [Member] Fixed Income Securities [Member]	Dec. 31, 2013 High Yield Bonds [Member] Maximum [Member] Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Bond fund duration range			10 years	10 years	13 years	13 years
Actual allocation	100.00%	100.00%					80.00%
Securities or fund's average portfolio maturity period							18 months	0 months	24 months